Other revenues (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Revenues
Noncontrolling interests without SEI	SFr 2	SFr 0	SFr 0
Loans held-for-sale	(90)	(34)	(14)
Long-lived assets held-for-sale	232	26	252
Equity method investments	60	(254)	232
Other investments	253	769	1,141
Other	832	786	959
Other revenues	1,289	1,293	2,570
Bank
Other Revenues
Loans held-for-sale	(90)	(34)	(14)
Long-lived assets held-for-sale	232	26	252
Equity method investments	60	(255)	230
Other investments	256	769	1,142
Other	1,108	1,009	1,183
Other revenues	SFr 1,566	SFr 1,515	SFr 2,793